Non-current financial debts (Details 4) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Total	$ 28,729	$ 24,722
Balance sheet
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	27,929	24,112
Others	800	610
Total	28,729	24,722
Fair values
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	26,635	22,504
Others	800	610
Total	$ 27,435	$ 23,114